Warrant Liability (Details Textual) - shares	1 Months Ended		12 Months Ended
	Jun. 16, 2014	Dec. 20, 2013	Dec. 31, 2014	Mar. 31, 2015
Warrants Issued Against Its Ordinary Shares		9,200,000
Warrants Exercised By Investors	102,570
Class of Warrant or Right, Outstanding				9,097,430
Debt Conversion, Converted Instrument, Warrants or Options Issued			200,000
Convertible Notes Payable [Member]
Debt Conversion, Converted Instrument, Warrants or Options Issued		200,000
IPO [Member]
Warrants Issued Against Its Ordinary Shares		4,200,000
Private Placement [Member]
Warrants Issued Against Its Ordinary Shares		4,800,000